Investment by Alibaba (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 30, 2014	Apr. 17, 2014	Apr. 29, 2013	Dec. 31, 2014
Investment by Alibaba
Loss on fair value change of investor option liability				$ (46,972)
IPO
Investment by Alibaba
Amount invested in Weibo				301,278
SINA
Investment by Alibaba
Number of shares repurchased (in shares)	2,923,478
Payment for repurchase of ordinary shares	$ 42,200
Deemed contribution from SINA				61,176
Alibaba
Investment by Alibaba
Amount invested in Weibo				42,224
Deemed contribution from Alibaba				15,300
Alibaba
Investment by Alibaba
Amount invested in Weibo			$ 585,800
Ownership interest on a fully diluted basis (as a percent)			18.00%
Maximum percentage of ownership interest to be reached under option granted		30.00%	30.00%
Threshold percentage of sale of shares including prior sales considered for expiration of option to increase ownership interest			25.00%
Loss on fair value change of investor option liability				$ (47,000)
Alibaba | Class A ordinary shares
Investment by Alibaba
Number of ordinary shares acquired by investor (in shares)		29,990,778
Percentage of discount applied on IPO offering price per share to calculate exercise price of option			15.00%
Threshold amount of equity valuation considered to calculate exercise price of option			$ 5,500,000
Alibaba | Class A ordinary shares | IPO
Investment by Alibaba
Number of ordinary shares acquired by investor (in shares)		6,000,000
Alibaba | SINA
Investment by Alibaba
Number of ordinary shares acquired by investor (in shares)		23,990,778
Percentage discount to IPO price applied to the shares acquired		15.00%
Alibaba | SINA | IPO
Investment by Alibaba
Percentage discount to IPO price applied to the shares acquired		15.00%
Alibaba | SINA | Class A ordinary shares
Investment by Alibaba
Number of ordinary shares acquired by investor (in shares)		21,067,300
Alibaba | SINA | Class A ordinary shares | Private placement
Investment by Alibaba
Number of ordinary shares acquired by investor (in shares)		2,923,478
Percentage of discount applied on IPO offering price per share to calculate exercise price of option		15.00%